Regulatory Matters - Bank's actual capital amounts and ratios (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Regulatory Matters [Abstract]
Total risk-based capital (to risk-weighted assets), Actual Amount	$ 43,957	$ 42,543
Total risk-based capital (to risk-weighted assets), Actual Ratio	19.94%	19.52%
Total risk-based capital (to risk-weighted assets), Minimum Capital Requirement Amount	$ 17,636	$ 17,434
Total risk-based capital (to risk-weighted assets), Minimum Capital Requirement Ratio	8.00%	8.00%
Total risk-based capital (to risk-weighted assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 22,045	$ 21,793
Total risk-based capital (to risk-weighted assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%
Tier I capital (to risk-weighted assets), Actual Amount	$ 41,199	$ 39,816
Tier I capital (to risk-weighted assets), Actual Ratio	18.69%	18.27%
Tier I capital (to risk-weighted assets), Minimum Capital Requirement Amount	$ 13,227	$ 13,076
Tier I capital (to risk-weighted assets), Minimum Capital Requirement Ratio	6.00%	6.00%
Tier I capital (to risk-weighted assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 17,636	$ 17,434
Tier I capital (to risk-weighted assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	8.00%	8.00%
Common equity Tier I (to risk-weighted assets), Actual Amount	$ 41,199	$ 39,816
Common equity Tier I (to risk-weighted assets), Actual Ratio	18.69%	18.27%
Common equity Tier I (to risk-weighted assets), Minimum Capital Requirement Amount	$ 9,920	$ 9,807
Common equity Tier I (to risk-weighted assets), Minimum Capital Requirement Ratio	4.50%	4.50%
Common equity Tier I (to risk-weighted assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 14,329	$ 14,165
Common equity Tier I (to risk-weighted assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	6.50%	6.50%
Tier I capital (to average assets) Actual Amount	$ 41,199	$ 39,816
Tier I capital (to average assets), Actual Ratio	13.00%	12.58%
Tier I capital (to average assets), Minimum Capital Requirement Amount	$ 12,672	$ 12,662
Tier I capital (to average assets), Minimum Capital Requirement Ratio	4.00%	4.00%
Tier I capital (to average assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 15,840	$ 15,828
Tier I capital (to average assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%
Tangible capital (to adjusted tangible assets), Actual Amount	$ 41,199	$ 39,816
Tangible capital (to adjusted tangible assets), Actual Ratio	13.00%	12.58%
Tangible capital (to adjusted tangible assets), Minimum Capital Requirement Amount	$ 4,752	$ 4,748
Tangible capital (to adjusted tangible assets), Minimum Capital Requirement Ratio	1.50%	1.50%